Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

The Company evaluated all events and transactions that occurred after December 31, 2023 up through the date the Company issued these financial statements on June 27, 2024 for disclosure or recognition in this consolidated financial statements of the Company as appropriate.